Significant Risks and Uncertainties - Schedule of Concentration of Customers and Suppliers (Details)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	[1]
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers, Percentage		11.20%			[1]
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers, Percentage		16.50%		65.20%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers, Percentage		35.10%			[1]
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers, Percentage		15.90%		15.90%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers, Percentage			[1]	11.90%
Customer Concentration Risk [Member] | Customer D [Member] | Advances from Customers [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers, Percentage			[1]	70.60%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers, Percentage			[1]	55.50%
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier B [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers, Percentage	[1]	11.50%
Supplier Concentration Risk [Member] | Advance to Suppliers [Member] | Supplier C [Member]
Schedule of Concentration of Customers and Suppliers [Line Items]
Concentration of customers and suppliers, Percentage			[1]	93.50%

[1]	Represents percentage less than 10%